Investment Objectives and Goals	Jun. 06, 2025
Schwab 1000 Index ETF
Prospectus [Line Items]
Risk/Return [Heading]	Schwab 1000 Index ETF
Schwab International Equity ETF
Prospectus [Line Items]
Risk/Return [Heading]	Schwab International Equity ETF
Schwab International Small-Cap Equity ETF
Prospectus [Line Items]
Risk/Return [Heading]	Schwab International Small-Cap Equity ETF
Schwab Emerging Markets Equity ETF
Prospectus [Line Items]
Risk/Return [Heading]	Schwab Emerging Markets Equity ETF